SUPPLEMENT DATED OCTOBER 12,1999
                                       TO
                          PROSPECTUS DATED MAY 3, 1999

The Prospectus for the Timothy Plan Family of Funds, dated May 3, 1999, is supplemented as follows:

On page six (6) of the Prospectus, the Subsection "Opening and Adding To Your Account", under the general Section "Investing In The Funds", is amended to read:

INVESTING IN THE FUNDS

OPENING AND ADDING TO YOUR ACCOUNT
You can invest directly in each Fund in a number of ways. Simply choose the one that is most convenient for you. Any questions you may have can be answered by calling 1-800-662-0201. You may also purchase Fund shares through authorized broker/dealers or other financial organizations.

Payments for Fund shares should be in U.S. dollars, and in order to avoid fees and delays, should be drawn on a U.S. bank. Please remember that the Trust reserves the right to reject any purchase order for Fund shares. The minimum initial investment amount for each Fund, in any Class of shares, is $1000.00 for regular accounts. There is no minimum purchase requirement for additional purchases, and there is no minimum purchase requirement for qualified retirement plans.

                ---------------------------------------------------------------------------------------------------------
                TO OPEN AN ACCOUNT                                                    TO ADD TO ACCOUNT
                ---------------------------------------------------------------------------------------------------------
BY MAIL:        Complete an Account  Registration Form, make a check payable to       Make your check payable to the
                the Fund of your  choice  and mail the form via Post  Office or       Fund of your choice and mail it to
                overnight courier to:                                                 the address at left.  Please
                                                                                      include your account number and
                Unified Fund Services, Inc.                                           share class on your check.  Or use
                431 North Pennsylvania Street                                         the convenient form attached to
                Indianapolis, Indiana  46204                                          your regular Fund statement.

BY WIRE:        First call the Trust's Transfer Agent at 1-800-662-0201 to            Ask your bank to wire immediately
                request an account number and to furnish the Trust with your          available funds to the location
                taxpayer identification number.                                       described at the left, except that
                                                                                      the wire should note that it is to
                Ask your bank to wire funds to Account of:                            make subsequent purchase rather
                Firstar Bank, N.A.                                                    than  to open a new  account.
                Cinti/Trust ABA#: 0420-0001-3
                Credit: The Timothy Plan
                Account #: 488889866  (Small-Cap Value Fund)                          Include your name and number, and
                           821602174  (Large/Mid-Cap Value Fund)                      Fund account the Class of shares
                           821602182  (Fixed Income Fund)                             to be purchased.
                           821602208  (Money Market Fund)
                Further Credit: The (Name) Fund.

                Choose the account number that corresponds to the Fund you wish to purchase. The wire should state that the purchase is in your name(s) and state the Class of shares to be purchased. The wire should also state that you are opening a new Fund account.

The Timothy Plan wants you to be kept current regarding the status of your account in the Fund. To assist you, the following statements and reports will be sent to you:

    Confirmation Statements:  After every  transaction that affects your account balance or your account registration.

         Account Statements:  Quarterly.
          Financial Reports:  Semi-annually -- to reduce Fund expenses, only one copy of the Fund report will be mailed to each taxpayer identification number even if you have more than one account in the Fund.

On page seven (7) of the Prospectus, the Subsection entitled "Exemptions from sales charges", under the general Section "Investing In The Funds", is amended as follows:

EXEMPTIONS FROM SALES CHARGES
Class A shareholders who purchased their shares on or before September 22, 1997 are not subject to sales charges on future purchases of Class A shares of any Timothy Plan Fund, including exchanges. Also, the Trust will waive sales charges on purchases of Class A Shares by:

1.   fee-based registered investment advisers for their clients,
2.   broker/dealers with wrap fee accounts,
3.   registered investment advisers or brokers for their own accounts,
4. directors, officers, agents employees and employee related accounts of any entity which provides services to the Timothy Plan pursuant to a written agreement for such services approved by the Board of Trustees of the Timothy Plan, and
5. for an organization's retirement plan that places either (i) 200 or more participants or (ii) $300,000 or more of combined participant initial assets into the Funds.

The Trust may also, at its sole discretion, waive sales charges on purchases of Class A Shares by:

1.   religious organizations for themselves or their members,
2. religiously-based charitable organizations and foundations for themselves or their members, and/or
3.   at times and under circumstances deemed appropriate by the Trust.

For purchasers that qualify for fee waivers, shares will be purchased at net asset value.

ALL PORTIONS OF THE PROSPECTUS NOT SPECIFICALLY AMENDED BY THIS SUPPLEMENT REMAIN IN FULL FORCE AND EFFECT.

PLEASE NOTE: Residents of ME, MD, MA, NH, NM, and VT may only purchase Class A and Class B shares of the Small-Cap Value Fund. The Timothy Plan has not registered any new fund or class of shares in these states, and this prospectus is not, and shall not be considered a solicitation to sell or an invitation to purchase any of these funds or class of shares in the above-listed states.